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                                  UNITED STATES                                  OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION                        ----------------------------------
APPENDIX I                  Washington, D.C.  20549                              OMB Number:     3235-0456
                                                                                 Expires:        August 31, 2000
                                    FORM 24F-2                                   Estimated average burden
                        Annual Notice of Securities Sold                         hours per response . . . . . .1
                             Pursuant to Rule 24f-2                              -----------------------------------
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  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                              MMA PRAXIS MUTUAL FUNDS
                              3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)
[X]

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3. Investment Company Act File Number:                811-8056

    Securities Act File Number:                       33-69724
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4(a). Last day of the fiscal year for which this notice is filed:

                                 DECEMBER 31, 1997

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [    ] Check box if this is the last time the issuer will be filing this
             Form.
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5.    Calculation of registration fee:
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     (i) Aggregate sale price of securities sold during the fiscal
           year pursuant to section 24(f):                                                            $68,079,651
                                    --                                                                -----------

     (ii) Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                               $9,401,675
                                                                                  ----------

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission.                                  $0
                                                                                  ----------
     (iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:                  -          $9,401,675
                                     -                                                                -----------

     (v) Net Sales - If item 5(i) is greater than item 5(iv)
           [subtract Item 5(iv) from Item 5(i) ]                                                      $58,677,976
                                                                                                      -----------

     (vi) Redemption credits available for use in future years - if                       $0
                                                                                  ----------
            Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
            Item 5(i)]:

     (vii) Multiplier for determining registration fee  (See Instruction C.9):                           0.000295
                                                                                                      -----------
     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
             (enter "0" if no fee is due):                                                             $17,310.00
                                                                                                      -----------


6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     __________.


7    Interest due.-- if this Form is being filed more than 90 days after the
     end of the issuers fiscal year(see Instruction D):                                                        $0
                                                                                                      -----------

8.   Total of amount of the registration fee due plus any interest due
     [ Line 5(viii) plus line 7].                                                                      $17,310.00
                                                                                                      -----------


9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:     03/20/98

      Method of Delivery:
                              [ X ]  Wire Transfer
                              [   ]  Mail or other means
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SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)* /s/ Tom Line
                                   -------------------------
                                   Tom Line,  Treasurer

         Date 3/19/98
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     * Please print the name and title of the signing officer below the signature.
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                            MMA PRAXIS MUTUAL FUNDS
                            -----------------------

                            INTERMEDIATE INCOME FUND

                                  GROWTH FUND

                               INTERNATIONAL FUND